Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEC Schedule 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		$ 357.2	$ 322.1	$ 296.2
Net Reserves for Losses and LAE		4,443.1	3,950.6	3,232.8	$ 2,813.2
Net Reserves for Unearned Premiums		1,757.2	1,744.1	1,692.8
Net earned premiums	[1]	2,831.9	2,889.7	2,614.5
Net Investment Income		326.3	318.0	275.7
Losses and LAE Expenses		(1,546.7)	(1,717.8)	(1,553.0)
Policy Acquisition Expenses		(422.4)	(420.2)	(380.2)
Net written premiums		2,836.0	2,942.6	2,581.9
General and Administrative Expenses		(492.0)	(405.9)	(354.5)
Reinsurance
SEC Schedule 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		183.0	73.9	94.7
Net Reserves for Losses and LAE		2,509.0	2,259.1	1,859.7
Net Reserves for Unearned Premiums		805.2	1,164.1	1,048.3
Net earned premiums		1,623.8	1,584.0	1,460.0
Losses and LAE Expenses		(864.4)	(976.5)	(941.9)
Policy Acquisition Expenses		(243.4)	(193.2)	(171.6)
Net written premiums		1,604.9	1,666.9	1,483.9
General and Administrative Expenses		(303.3)	(264.2)	(233.9)
Insurance
SEC Schedule 12-16, Insurance Companies, Supplementary Insurance Information [Line Items]
Deferred Policy Acquisition Costs		174.2	248.2	201.5
Net Reserves for Losses and LAE		1,934.1	1,691.5	1,373.1
Net Reserves for Unearned Premiums		952.0	580.0	644.5
Net earned premiums		1,208.1	1,305.7	1,154.5
Losses and LAE Expenses		(682.3)	(741.3)	(611.1)
Policy Acquisition Expenses		(179.0)	(227.0)	(208.6)
Net written premiums		1,231.1	1,275.7	1,098.0
General and Administrative Expenses		$ (188.7)	$ (141.7)	$ (120.6)

[1]	Net earned premiums and losses and loss adjustment expenses include related party balances of $5.9 million and $3.7 million, respectively, for the twelve months ended December 31, 2025. Refer to Note 20, “Related Party Transactions” for further details.